Finance receivables (Impaired Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	¥ 92,597	¥ 82,743
Unpaid principal balance	91,882	82,363
Average recorded investment	89,706	66,301
Interest Income Recognized	3,599	3,052
Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,854	32,907
Unpaid principal balance	27,149	32,541
Average recorded investment	31,368	33,722
Interest Income Recognized	2,155	2,389
Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	85	118
Unpaid principal balance	75	104
Average recorded investment	96	155
Interest Income Recognized	2	4
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	34,430	25,454
Unpaid principal balance	34,430	25,454
Average recorded investment	29,315	13,977
Interest Income Recognized	481	110
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	24,989	19,071
Unpaid principal balance	24,989	19,071
Average recorded investment	23,441	14,634
Interest Income Recognized	721	439
Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	5,239	5,193
Unpaid principal balance	5,239	5,193
Average recorded investment	5,486	3,813
Interest Income Recognized	240	110
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	32,116	24,827
Unpaid principal balance	32,116	24,827
Individually evaluated allowance	7,153	8,817
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	13,374	11,810
Unpaid principal balance	13,374	11,810
Individually evaluated allowance	1,303	2,387
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	13,891	8,136
Unpaid principal balance	13,891	8,136
Individually evaluated allowance	1,934	2,054
Impaired account balances individually evaluated for impairment with an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	4,851	4,881
Unpaid principal balance	4,851	4,881
Individually evaluated allowance	3,916	4,376
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	32,542	24,891
Unpaid principal balance	32,542	24,891
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	21,056	13,644
Unpaid principal balance	21,056	13,644
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	11,098	10,935
Unpaid principal balance	11,098	10,935
Impaired account balances individually evaluated for impairment without an allowance | Wholesale and Other Dealer Loan Receivables Portfolio Segment | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	388	312
Unpaid principal balance	388	312
Impaired Account Balances Aggregated and Evaluated for Impairment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,939	33,025
Unpaid principal balance	27,224	32,645
Impaired Account Balances Aggregated and Evaluated for Impairment | Retail Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	27,854	32,907
Unpaid principal balance	27,149	32,541
Impaired Account Balances Aggregated and Evaluated for Impairment | Finance Lease Receivables Portfolio Segment
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	85	118
Unpaid principal balance	¥ 75	¥ 104